Financial instruments, Fair value (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	R$ 643,251	R$ 708,404
Financial assets, fair value	643,251	708,404
Financial liabilities, carrying amount	1,901,533	1,708,558
Financial liabilities, fair value	1,901,533	1,708,558
Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Trading securities [member]
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	42	42
Financial assets, fair value	42	42
Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member] | Cash and Cash Equivalent [member]
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	18,862	84,687
Financial assets, fair value	18,862	84,687
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	501,821	609,157
Financial assets, fair value	501,821	609,157
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Contract assets [member]
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	120,308
Financial assets, fair value	120,308
Financial assets at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Receivables from Related Parties [member]
Disclosure of credit risk exposure [line items]
Financial assets, carrying amount	2,218	14,518
Financial assets, fair value	2,218	14,518
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Loans And Financing [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	628,297	385,514
Financial liabilities, fair value	628,297	385,514
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Trade Accounts Payable [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	173,339	128,113
Financial liabilities, fair value	173,339	128,113
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Debentures [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	966,386	1,068,979
Financial liabilities, fair value	966,386	1,068,979
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Loans from related parties [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	40,464	44,904
Financial liabilities, fair value	40,464	44,904
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Accounts payable from land and others asset acquisition [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	10,184	19,377
Financial liabilities, fair value	10,184	19,377
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Related Party Payables [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	41,662
Financial liabilities, fair value	41,662
Financial liabilities at amortised cost, category [member] | Level 2 of fair value hierarchy [member] | Obligations relating to discontinued operation [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount	41,201	23,787
Financial liabilities, fair value	R$ 41,201	23,787
Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member] | Put option on the company shares [member]
Disclosure of credit risk exposure [line items]
Financial liabilities, carrying amount		37,884
Financial liabilities, fair value		R$ 37,884